ASSET MANAGEMENT AND OTHER SERVICES	12 Months Ended
Dec. 31, 2025
ASSET MANAGEMENT AND OTHER SERVICES
ASSET MANAGEMENT AND OTHER SERVICES

19.    ASSET MANAGEMENT AND OTHER SERVICES

As of December 31, 2025 and 2024, Banco Supervielle S.A. is the depository of the Asset managed by Supervielle Asset Management S.A.

	Portfolio		Net Worth		Number of Units
Asset Management and Other Services	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Premier Renta CP en Pesos	848,342,095	1,318,329,583	846,006,675	1,315,785,330	19,804,672,281	37,855,465,497
Premier Renta Plus en Pesos	4,317,611	7,515,585	4,242,597	7,314,429	26,806,879	43,958,215
Premier Renta Fija Ahorro	108,026,538	170,099,695	105,860,805	167,911,762	1,689,201,074	5,655,719,913
Premier Renta Fija Crecimiento	3,885,599	41,601,626	3,882,196	41,575,251	819,321,553	8,317,856,855
Premier Renta Variable	15,392,704	28,656,035	15,292,830	28,487,701	11,054,818	18,349,372
Premier Abierto Pymes	16,143,160	14,160,799	15,146,323	13,985,901	138,990,435	139,528,670
Premier Commodities	9,840,126	4,709,019	9,155,592	4,661,171	24,543,351	16,554,885
Premier Capital	17,357,793	38,826,221	16,893,663	38,447,256	113,633,582	273,412,236
Premier Inversion	581,357	2,676,454	577,392	2,673,138	53,914,673	199,211,087
Premier Balanceado	-	2,327	-	1,029	—	-
Premier Renta Mixta	16,365,327	15,745,550	13,166,414	15,688,128	223,735,897	421,471,713
Premier Renta Mixta en Dólares	14,023,037	20,710,458	13,983,976	20,577,351	9,519,900	15,844,726
Premier Performance Dólares	72,307,212	122,475,304	71,967,393	121,320,799	29,454,473	60,957,323
Premier Global Dólares	111,402	277,081	103,352	270,291	84,820	185,545
Premier Estratégico	9,116,480	21,820,371	9,107,510	21,799,934	341,690,142	832,710,848
Premier FCI Sustentable ASG	886,284	767,128	881,196	761,308	219,149,510	207,677,759
Premier Corto Plazo en Dólares	29,763,068	—	29,755,966	—	20,236,593	—